SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company. CNH Industrial has the following three operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and compact track loaders. Construction equipment is sold under the CASE Construction Equipment, New Holland Construction and Eurocomach brands.
Financial Services provides and administers retail financing to customers for the purchase or lease of new and used agricultural and construction equipment sold by CNH Industrial brand dealers. In addition, Financial Services provides wholesale financing to CNH Industrial brand dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies. The European operations of CNH Industrial Financial Services are supported by the Iveco Group's Financial Services segment. CNH Industrial provides financial services to Iveco Group companies in the South America, Asia Pacific and North America regions.
The activities carried out by the two industrial segments Agriculture and Construction, as well as corporate functions, are collectively referred to as "Industrial Activities".
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
With reference to Industrial Activities' segments, the CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT. The Company believes Adjusted EBIT more fully reflects Industrial Activities segments' inherent profitability. Adjusted EBIT of Industrial Activities is defined as net income (loss) before: Income taxes, Financial Services' results, Industrial Activities’ interest expenses (net), foreign exchange gains/losses, finance and non-service component of pension and other post-employment benefit costs, restructuring expenses, and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
With reference to Financial Services, the CODM assesses the performance of the segment and makes decisions about resource allocation on the basis of net income prepared in accordance with U.S. GAAP.
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the three and six months ended June 30, 2022 and 2021.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Agriculture	$663	$582	$1,089	$981
Construction	34	24	66	49
Unallocated items, eliminations and other	(43)	(34)	(72)	(65)
Total Adjusted EBIT of Industrial Activities	$654	$572	$1,083	$965
Financial Services Net Income	95	85	177	163
Financial Services Income Taxes	38	26	74	52
Interest expense of Industrial Activities, net of interest income and eliminations	(35)	(31)	(70)	(71)
Foreign exchange gains (losses), net of Industrial Activities	13	(4)	—	(15)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities(1)	40	35	77	70
Restructuring expense of Industrial Activities	(6)	(5)	(8)	(6)
Other discrete items of Industrial Activities(2)	(19)	(12)	(58)	(13)
Income (loss) before taxes	$780	$666	$1,275	$1,145
Income tax (expense) benefit	(228)	(152)	(387)	(268)
Net income (loss) of discontinued operations	—	185	—	247
Net income (loss)	$552	$699	$888	$1,124
(1) This item includes a pre-tax gain of $30 million and $60 million in the three and six months ended June 30, 2022 and 2021, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the 2018 modification of a healthcare plan in the U.S. and a pre-tax gain of $6 million and $12 million in the three and six months ended June 30, 2022, respectively, as a result of the amortization over 4 years of the $101 million positive impact from 2021 modifications of a healthcare plan in the U.S.
(2) In the three and six months ended June 30, 2022, this item included $3 million and $6 million of separation costs incurred in connection with our spin-off of the Iveco Group Business and $16 million and $8 million of loss from the activity of the two Raven businesses held for sale, including the loss on the sale of the Engineered Films Division. In the six month ended June 30, 2022, this item also included $44 million of asset write-downs. In the three and six months ended June 30, 2021, this item includes $8 million and $9 million of separation costs incurred in connection with our spin-off of the Iveco Group Business.